Share Capital (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity Value Appreciation Awards [Member]
Number Outstanding, Begining balance	1,368,000	0
Number Outstanding, Vested	0	0
Number Outstanding, Granted	0	1,413,000
Number Outstanding, Expired and cancelled	(90,000)	(45,000)
Number Outstanding, Ending balance	1,278,000	1,368,000
Weighted Average Grant Date Fair Value, Begining balance	$ 23.00	$ 0
Weighted Average Price per Share, Vested	$ 0	$ 0
Weighted Average Price per Share, Granted	$ 0	$ 23.00
Weighted Average Price per Share, Expired and cancelled	$ 23.00	$ 23.00
Weighted Average Grant Date Fair Value, Ending balance	$ 23.00	$ 23.00
Equity Value Appreciation Awards Exercisable [Member]
Number Outstanding, Granted		0
Number Outstanding, Expired and cancelled	0	0
Number Outstanding, Beginning balance	0	0
Number Outstanding, Ending balance	0	0
Weighted Average Grant Date Fair Value, Begining balance	$ 0	$ 0
Weighted Average Price per Share, Expired and cancelled	$ 0	$ 0
Weighted Average Grant Date Fair Value, Ending balance	$ 0	$ 0
Weighted Average Price per Share, Granted		$ 0
Non Vested Equity Value Appreciation Awards [Member]
Number Outstanding, Begining balance	1,368,000	0
Number Outstanding, Vested	0	0
Number Outstanding, Granted	0	1,413,000
Number Outstanding, Expired and cancelled	(90,000)	(45,000)
Number Outstanding, Ending balance	1,278,000	1,368,000